Voya Index Solution 2025 Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.25%
Class ADV I S S2 Shares [Member] | S&P Target Date 2025 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		8.44%	5.55%		6.14%
Class ADV I S S2 Shares [Member] | Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			8.57%	5.02%		5.51%
Performance Inception Date		Mar. 10, 2008
Class ADV I S S2 Shares [Member] | Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class ADV I S S2 Shares [Member] | Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%
Class ADV I S S2 Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.07%	5.54%		6.03%
Performance Inception Date		Mar. 10, 2008
Class ADV I S S2 Shares [Member] | Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class ADV I S S2 Shares [Member] | Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%
Class ADV I S S2 Shares [Member] | Class S
Prospectus [Line Items]
Average Annual Return, Percent			8.90%	5.29%		5.78%
Performance Inception Date		Mar. 10, 2008
Class ADV I S S2 Shares [Member] | Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class ADV I S S2 Shares [Member] | Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%
Class ADV I S S2 Shares [Member] | Class S2
Prospectus [Line Items]
Average Annual Return, Percent			8.71%	5.13%		5.62%
Performance Inception Date		May 28, 2009
Class ADV I S S2 Shares [Member] | Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class ADV I S S2 Shares [Member] | Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2060 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2025 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[5]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[6]	The index returns do not reflect deductions for fees, expenses, or taxes.